Business acquisition, integration and reorganization costs	12 Months Ended
Mar. 31, 2022
Business acquisition, integration and reorganization costs [Abstract]
Business acquisition, integration and reorganization costs	BUSINESS ACQUISITION, INTEGRATION AND REORGANIZATION COSTS

Year ended	March 31,
	2022	2021
	$	$
Acquisition costs	3,964	381
Integration costs	6,808	1,940
Reorganization costs related to modifications to cost structure	845	—
	11,617	2,321

The acquisition related costs consisted mainly of professional fees incurred in relation to business acquisitions. Included in integration and reorganization costs related to modifications to cost structure are employee termination and benefits costs of $2,820,000 and $845,000, respectively (2021 - $688,000 and nil).